Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net [Abstract]
Intangible Assets, Net

7. Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Software	14,541	20,923	3,231
Operating rights for licensed games	10,499	10,976	1,694
Domain name	54	54	8
Total	25,094	31,953	4,933
Less: accumulated amortization	(10,181)	(15,727)	(2,428)
impairment	—	(3,822)	(590)
Net book value	14,913	12,404	1,915

Amortization expenses for the years ended December 31, 2013, 2014 and 2015 were RMB2.8 million, RMB4.7 million and RMB7.4 million (US$1.1 million), respectively. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2016: RMB4.6 million, 2017: RMB2.8 million, 2018: RMB2.2 million, 2019: RMB1.9 million and 2020: RMB0.9 million.

In view of mobile game business performance and near-term business outlook that were below previous expectations, the Group performed an assessment on the intangible assets related to mobile game business and recorded an impairment charge against operating rights for licensed games of RMB3.8 million (US$0.6 million) for the year ended December 31, 2015.